Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.877%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,054,499.96

Principal:
Principal Collections	$13,437,013.61
Prepayments in Full	$6,932,220.72
Liquidation Proceeds	$227,951.97
Recoveries	$62,864.27
Sub Total	$20,660,050.57
Collections	$21,714,550.53

Purchase Amounts:
Purchase Amounts Related to Principal	$137,126.48
Purchase Amounts Related to Interest	$517.05
Sub Total	$137,643.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,852,194.06

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,852,194.06
Servicing Fee	$399,735.08	$399,735.08	$0.00	$0.00	$21,452,458.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,452,458.98
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,452,458.98
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,452,458.98
Interest - Class A-3 Notes	$307,014.28	$307,014.28	$0.00	$0.00	$21,145,444.70
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$21,008,404.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,008,404.70
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$20,957,350.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,957,350.37
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$20,918,934.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,918,934.12
Regular Principal Payment	$18,935,776.76	$18,935,776.76	$0.00	$0.00	$1,983,157.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,983,157.36
Residual Released to Depositor	$0.00	$1,983,157.36	$0.00	$0.00	$0.00
Total		$21,852,194.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,935,776.76
Total					$18,935,776.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,935,776.76	$62.04	$307,014.28	$1.01	$19,242,791.04	$63.05
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$18,935,776.76	$17.99	$533,524.86	$0.51	$19,469,301.62	$18.50

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,048,302.78	0.8684414	$246,112,526.02	0.8063975
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$420,458,302.78	0.3994436	$401,522,526.02	0.3814542

Pool Information
Weighted Average APR	2.739%	2.726%
Weighted Average Remaining Term	38.40	37.58
Number of Receivables Outstanding	29,018	28,412
Pool Balance	$479,682,101.96	$458,626,894.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$442,984,904.37	$423,733,299.49
Pool Factor	0.4192424	0.4008401

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$6,879,403.41
Yield Supplement Overcollateralization Amount	$34,893,594.57
Targeted Overcollateralization Amount	$57,104,368.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,104,368.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$320,895.12
(Recoveries)		62	$62,864.27
Net Loss for Current Collection Period			$258,030.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6455%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4536%
Second Prior Collection Period			0.3632%
Prior Collection Period			0.9283%
Current Collection Period			0.6600%
Four Month Average (Current and Prior Three Collection Periods)			0.6013%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,835	$7,039,355.52
(Cumulative Recoveries)			$764,619.81
Cumulative Net Loss for All Collection Periods			$6,274,735.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5484%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,836.16
Average Net Loss for Receivables that have experienced a Realized Loss			$3,419.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	361	$7,071,868.77
61-90 Days Delinquent	0.18%	42	$832,935.75
91-120 Days Delinquent	0.04%	8	$175,757.85
Over 120 Days Delinquent	0.14%	25	$623,297.97
Total Delinquent Receivables	1.90%	436	$8,703,860.34

Repossession Inventory:
Repossessed in the Current Collection Period		19	$418,330.30
Total Repossessed Inventory		33	$753,511.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2662%
Prior Collection Period			0.2826%
Current Collection Period			0.2640%
Three Month Average			0.2709%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3558%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer